SUBSEQUENT EVENTS (Details 2)					1 Months Ended	3 Months Ended												9 Months Ended	12 Months Ended
	May. 07, 2015 USD ($)	Apr. 23, 2015 $ / shares	Aug. 04, 2014 USD ($)	Apr. 12, 2013 USD ($)	Feb. 28, 2014	Sep. 30, 2015	Jun. 30, 2015 $ / shares	Mar. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Sep. 30, 2014 $ / shares	Jun. 30, 2014 $ / shares	Mar. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 $ / shares	Sep. 30, 2013 $ / shares	Jun. 30, 2013 $ / shares	Mar. 31, 2013 $ / shares	Dec. 31, 2012 $ / shares	Sep. 30, 2014 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 13, 2014 USD ($)	Mar. 27, 2013 USD ($)	Mar. 25, 2013 USD ($)	Nov. 07, 2012 USD ($)
Subsequent events
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net								$ 88,800,000
Ownership interest held by general partners (as a percent)								2.00%
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Declared Per Unit | $ / shares								$ 0.40
Payments to Acquire Businesses, Gross								$ 80,000,000										$ 80,000,000
Payments to Acquire Businesses, Net of Cash Acquired								$ 0				$ 38,636,000							$ 44,038,000	$ 0	$ 0
General Partner Units [Member]
Subsequent events
Ownership interest held by limited partners (as a percent)				2.00%	2.00%
Ownership interest held by general partners (as a percent)			2.00%					2.00%											2.00%
Cash
Subsequent events
Distribution Made to Member or Limited Partner Unit Distributions Per Unit | $ / shares								$ 0.3257	$ 0.3257	$ 0.3257
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Declared Per Unit | $ / shares								0.4	$ 0.4	0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.40	$ 0.4	$ 0.4	$ 0.24		$ 0.40
Subsequent Event [Member]
Subsequent events
Payments to Acquire Businesses, Gross	$ 77,600,000
Payments to Acquire Businesses, Net of Cash Acquired	$ 15,000,000
Subsequent Event [Member] | Cash
Subsequent events
Distribution per common and subordinated unit (in dollars per unit) | $ / shares		$ 0.40
Series A convertible preferred units
Subsequent events
Preferred unit Conversion Common Units Exchange Ratio on Satisfaction of Specified Condition				110.00%
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Declared Per Unit | $ / shares								$ 0.40
Maximum [Member] | Cash
Subsequent events
Distribution Made to Member or Limited Partner Distribution Period								45 days	45 years										45 days
Class B Convertible Units [Member]
Subsequent events
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Declared Per Unit | $ / shares								$ 0.3257		$ 0.3257								$ 0.44
Class B Convertible Units [Member] | Subsequent Event [Member]
Subsequent events
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Declared Per Unit | $ / shares							$ 0.3257
Subordinated Limited Partners [Member] | Cash | Limited Partner [Member]
Subsequent events
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Declared Per Unit | $ / shares								$ 0.40				$ 0.40
Senior Secured Credit Facility [Member]
Subsequent events
Line of Credit Facility, Maximum Borrowing Capacity									$ 350,000,000.0										$ 350,000,000.0			$ 350,000,000.0	$ 250,000,000.0	$ 350,000,000.0
Leverage ratio			4.50							5.75
Debt Instrument, Covenant Maximum Adjusted Consolidated Total Leverage Ratio								5.50
Senior Secured Credit Facility [Member] | Subsequent Event [Member]
Subsequent events
Debt Instrument, Covenant Maximum Adjusted Consolidated Total Leverage Ratio							5.5
Letter of Credit [Member]
Subsequent events
Line of Credit Facility, Maximum Borrowing Capacity			$ 75,000,000	$ 75,000,000																					$ 200,000,000
Secured Debt [Member] | Subsequent Event [Member]
Subsequent events
Debt Instrument, Covenant Maximum Adjusted Consolidated Total Leverage Ratio						5.00	5.25
Scenario, Forecast [Member] | Secured Debt [Member]
Subsequent events
Debt Instrument, Covenant Maximum Adjusted Consolidated Total Leverage Ratio						5.00	5.25
Pipelines
Subsequent events
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			$ 100,000,000
Eurodollar [Member]
Subsequent events
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum								2.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum								4.50%
Base Rate [Member]
Subsequent events
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum								1.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum								3.50%
Minimum Commitment Fee [Member]
Subsequent events
Line of Credit Facility, Commitment Fee Percentage								0.375%
Maximum Commitment Fee [Member]
Subsequent events
Line of Credit Facility, Commitment Fee Percentage								0.50%